Related party transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related party transactions [abstract]
Schedule of related party transactions

EURm	2023	2022	2021
Sales	46	74	87
Purchases	(141)	(127)	(144)
Trade receivables	18	36	45
Trade payables	(31)	(26)	(29)